Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Details) - Parent [Member] - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and cash equivalents	¥ 5,011,068	¥ 12,927,318
investment securities		5,305,137
Investments in subsidiaries	3,865,503,139	392,559,403
Other assets	203,820,467	196,071,985
Total assets	4,074,334,674	606,863,843
Liabilities and shareholders’ equity
Accrued employee benefits	437,958	425,994
Other operating liabilities	16,338,215	12,485,706
Total liabilities	16,776,173	12,911,700
Ordinary shares (USD0.0001 par value; 3,800,000,000 shares authorized; 1,559,576,960 shares issued and 1,371,643,240 shares outstanding as of December 31, 2023 and December 31, 2024, respectively)	916,743	916,743
Treasury stock	(122,897,896)	(101,277,607)
Additional paid-in capital	727,042,734	705,422,445
Retained earnings	3,461,317,652	(16,951,566)
Accumulated other comprehensive losses	(8,820,732)	5,842,128
Total shareholders’ equity	4,057,558,501	593,952,143
Total liabilities and shareholders’ equity	¥ 4,074,334,674	¥ 606,863,843